Allowance for Loan Losses - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Provision (release) for loan losses	$ (1,900)	$ 0	$ 750	$ (500)	$ (5,500)	$ 1,000	$ (950)	$ 0	$ (1,650)	$ (5,450)	$ (2,100)
Allowance for credit losses, recoveries, net of charge-offs									3,577	11,050
Nonaccrual loans by portfolio segment	33,731				55,686				33,731	55,686
Loans receivable, gross	13,312,388				12,853,678				13,312,388	12,853,678
Allowance for probable losses	131,534				129,257				131,534	129,257	$ 123,073
Loans Collectively Evaluated for Impairment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans receivable, gross	12,076,622				11,597,492				12,076,622	11,597,492
Allowance for probable losses	131,095				128,740				131,095	128,740
Loans Individually Evaluated for Impairment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans receivable, gross	34,425				60,680				34,425	60,680
Allowance for probable losses	439				517				439	517
Non-Performing Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Nonaccrual loans by portfolio segment	33,731				55,686				33,731	55,686
Loans receivable, gross	$ 43,826				$ 70,093				$ 43,826	$ 70,093
Ratio of non-performing assets to total assets	0.27%				0.44%				0.27%	0.44%